General	12 Months Ended
Dec. 31, 2020
Organization Consolidation and Presentation of Financial Statements [Abstract]
GENERAL:

NOTE 1 - GENERAL:

a.	Nano-X Imaging Ltd, an Israeli Company (hereinafter “the Company” or “Nanox IL” or “the Successor Company”), was incorporated on December 20, 2018 and commenced its operations on September 3, 2019.

On September 19, 2019, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox Inc.”), a wholly owned subsidiary in Japan.

On September 25, 2020, Nanox IL established Nano-X Korea Inc. (hereinafter “Nanox Korea”), a wholly owned subsidiary in Korea.

In August 2020, the Company completed an initial public offering (“IPO”) on the Nasdaq Global Select Market (the “Nasdaq”), in which it issued 9,178,744 ordinary shares, at a price per share of $18. During August 2020 the underwriters exercised their over-allotment option and purchased an additional 1,376,812 ordinary shares at the same price per share. The proceeds received from the IPO were $190 million (the net proceeds were approximately $169 million after deducting underwriting commissions and other offering expenses).

b.	Nanox Imaging PLC is a public limited company incorporated in Gibraltar in 2012 (hereinafter “Nanox PLC” or “the predecessor company”). Nanox PLC developed certain technological capabilities aimed to design and build various applications for x-ray based imaging. Nanox PLC has been a development-stage company since its inception. Nanox PLC has a wholly owned subsidiary, Nanox Japan Inc. (hereinafter “Nanox Japan”). Nanox Japan primarily provided research and development services to Nanox PLC.

On September 3, 2019 (hereinafter “Transaction Date”), Nanox IL signed an Assets Purchase Agreement which was later amended on December 3, 2019 and December 31, 2019 (hereinafter “the APA”) with Nanox PLC.

Under the terms of the APA, Nanox IL purchased from Nanox PLC patents, patent applications and all other intellectual property rights, as well as all cash of Nanox PLC (less an amount of $200 thousand), with an exclusion of certain assets as defined in the APA (hereinafter “Acquired Assets”).

Under the terms of the APA, Nanox IL shall pay Nanox PLC $6.127 million as consideration for the purchase of the Acquired Assets, which reflects the fair value of the Acquired Assets (excluding cash) plus the cash balance as of the date of the APA, less $200 thousand. The purchase price shall be due and payable upon the closing of one of the following events: (a) an M&A event of Nanox IL, (b) an IPO of Nanox IL, or (c) a qualified equity financing of Nanox IL at a minimum company pre-money valuation of $100 million, with proceeds totaling at least $30 million.

In the event of an IPO or a qualified equity financing, Nanox IL has the option to pay for the Acquired Assets in cash or by the issuance of Nanox IL shares of the same series to be issued upon such event, in an amount reflecting a 25% discount on the per share price to be determined in such IPO or qualified equity financing. If Nanox IL chooses to pay for the Acquired Assets in cash in any of the events described above, then Nanox PLC has the right, at its sole discretion and in good faith, to reject such payment in cash, and require Nanox IL to pay for the Acquired Assets by the issuance of securities of the same series to be issued upon such equity financing events, in such amount which shall reflect a 25% discount on the per share price to be determined in such equity financing events.

In November 2019, Nanox PLC transferred to Nanox IL an amount of $7.2 million, which reflects the cash consideration under the APA. The total consideration of the purchase of the Acquired Assets is $13.3 million. The outstanding balance of $17.8 million reflects the related party liability of the expected future payment using the Company’s shares, refer to note 6.

In return to the Acquired Assets, the Company issued to Nanox PLC 1,109,245 ordinary shares during January 2020. See also note 6.

c.	As of September, 3 2019, Nanox IL and Nanox PLC had the same shareholders and, therefore, the transaction was treated as a transaction under common control for accounting purposes.

The financial statements of the Company prior to the Transaction Date are the historical financial statements of Nanox PLC, which have been adjusted to reflect the fact that:

1)	only the net assets that were transferred in the transaction according to the APA. Net assets which were not transferred in the transaction are not reflected in these consolidated financial statements.

2)	no interests of Nanox Japan were transferred under the APA. The consolidated statements of operation include the costs incurred for services provided by Nanox Japan to Nanox PLC.

3)	the consideration in the transaction (the “Related Party Liability”) was recorded at the beginning of the earliest period presented against a decrease in shareholders’ equity.

4)	all of the share-related information reflects the share information of Nanox IL.

d.	The Company’s solution, referred to as the Nanox System, has two integrated components – “Nanox.ARC” and “Nanox. CLOUD”. Nanox.ARC is a medical imaging system incorporating the Company’s novel digital X-ray source. Nanox. CLOUD is a cloud-based system designed to provide end-to-end medical imaging services, including services such as image repository, radiologist matching, online and offline diagnostics review and annotation, connectivity to diagnostic assistive AI systems, billing and reporting.

In January 2020, the Company submitted a 510(k) application for the Nanox Cart X-Ray System, which is a single-source version of the Nanox.ARC (the “Nanox Cart X-Ray System”) to an accredited Review Organization under the FDA’s 510(k) third party review program. During 2020 and the first quarter of 2021, the Company received additional information requests and submitted its official responses. On April 1, 2021, the Company received clearance from the FDA to market the Company's Nanox Cart X-Ray System. The Company plans to submit an additional 510(k) premarket notification to the FDA with respect to the multi-source Nanox.ARC and the Nanox.CLOUD during 2021.

The Company has experienced net losses and negative cash flows from operations since its inception. The Company anticipates such losses will continue until its product candidates reach commercial profitability. In August 2020, the Company completed an IPO on Nasdaq with net proceeds received from the IPO of approximately $169 million .Based on the Company’s financing activities during the year ended December 31, 2020, the Company has sufficient funds for its plans for the next twelve months from the issuance of these financial statements.

e.	Current Impact of COVID-19

Following the December 2019 outbreak of Coronavirus (COVID-19) in China, it has spread into most countries across the world, including Israel, Japan and all 50 states within the U.S. The COVID-19 pandemic is evolving, and to date has led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures. The COVID-19 pandemic has adversely impacted the Company’s operations in various ways. For example, the Company’s engineers are unable to make work-related trips to Korea or Israel to test and optimize the Nanox.ARC or to begin development of x-ray chip manufacturing in Korea. The potential business partners are unable to make on-site visits to the Company’s facilities or attend industry conferences and meetings to experience the Nanox.ARC, which has negatively impacted the Company’s business development and deployment activities. The external labs the Company works with have also been affected by COVID-19, resulting in delays in the Company’s timelines for obtaining regulatory approval. COVID-19 has also caused shutdowns or disruptions of business for our manufactures and suppliers. The continued spread of COVID-19 globally could adversely impact the Company’s development, manufacture or deployment of the Nanox Systems, which could adversely affect the Company’s ability to obtain regulatory approval for and to commercialize the Nanox Systems, increase the operating expenses and have a material adverse effect on the Company’s financial results. (For the process with the FDA, see note 1d above).